LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 9: LEASES

Atmus’ lease portfolio consists primarily of real estate and equipment leases. Atmus’ real estate leases primarily consist of land, office, distribution, warehousing and manufacturing facilities. These leases typically range in term from 2 to 50 years and may contain renewal options for periods up to 10 years at Atmus’ discretion. Atmus’ equipment lease portfolio consists primarily of vehicles, fork trucks and IT equipment. These leases typically range in term from two years to three years and may contain renewal options. Atmus’ leases generally do not contain variable lease payments other than (1) certain foreign real estate leases which have payments indexed to inflation and (2) certain real estate executory costs (such as taxes, insurance and maintenance), which are paid based on actual expenses incurred by the lessor during the year. Atmus’ leases generally do not include residual value guarantees.

Atmus’ operating lease cost was $10.5 million, $10.7 million, and $10.6 million for the years ended December 31, 2023, 2022 and 2021, respectively. Atmus’ finance lease cost, short-term lease cost and variable lease cost were immaterial for the years ended December 31, 2023, 2022 and 2021.

Supplemental balance sheet information related to leases:

	December 31,
In millions	2023	2022	Balance Sheet Location
Assets
Operating	$24.8	$32.4	Other assets
Finance(1)	$0.7	$0.6	Property, plant and equipment, net
Total lease assets	$25.5	$33.0
Liabilities
Current
Operating	$7.1	$9.0	Other accrued expenses
Finance	$0.3	$0.4	Other accrued expenses
Long-term
Operating	$18.5	$23.2	Other liabilities
Finance	$0.5	$0.7	Other liabilities
Total lease liabilities	$26.4	$33.3
(1)	Finance lease assets were recorded net of accumulated amortization of $0.9 million and $1.3 million at December 31, 2023 and 2022.

Supplemental cash flow and other information related to leases:

	Years ended December 31,
In millions	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8.8	$9.4	$9.4
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$11.8	$7.4	$14.7
Finance leases	$0.2	$0.8	$1.0

Additional information related to leases:

	December 31,
	2023	2022
Weighted-average remaining lease term (in years)
Operating leases	4.2	3.8
Finance leases	3.2	3.6
Weighted-average discount rate
Operating leases	4.9%	3.4%
Finance leases	2.2%	1.5%

Following is a summary of the future minimum lease payments due to finance and operating leases with terms of more than one year at lease commencement at December 31, 2023, together with the net present value of the minimum payments:

	Finance	Operating
In millions	Leases	Leases
2024	$0.4	$8.1
2025	0.2	6.8
2026	0.1	6.0
2027	0.1	3.6
2028	0.1	2.0
After 2028	—	2.1
Total minimum lease payments	0.9	28.6
Interest	(0.1)	(3.0)
Present value of net minimum lease payments	$0.8	$25.6